Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Derivatives not designated as hedging instruments) (Detail) - Nondesignated - JPY (¥)
¥ in Millions
		3 Months Ended				6 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ 0	[1]	¥ 0	[2]	¥ 0	[3]	¥ 0	[4]
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		1		2		2		3
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(6)		(70)		(8)		(139)
Futures | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(150)	[1]	173	[2]	(1,557)	[3]	852	[4]
Futures | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0		0		0
Futures | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(1,095)		(1,424)		(685)		(4,105)
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		10,595	[1]	13,332	[2]	30,067	[3]	34,472	[4]
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		106		1,696		1,513		1,950
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(5,102)		14,519		5,077		51,589
Credit derivatives written | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative				0	[2]			0	[4]
Credit derivatives written | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative				0				0
Credit derivatives written | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative				4				4
Credit derivatives held/written | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[3]					0
Credit derivatives held/written | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative						0
Credit derivatives held/written | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative						8
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0	[1]	0	[2]	0	[3]	0	[4]
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0		0		0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ (345)		¥ (170)		¥ (878)		¥ (886)

[1]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2023 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).
[2]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2022 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).
[3]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2023 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).
[4]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2022 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).